Business Combinations - Narrative (Details)					3 Months Ended		12 Months Ended
	Feb. 28, 2020 USD ($) shares	Aug. 15, 2019	May 13, 2019 USD ($) $ / shares shares	Mar. 13, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019
Business Acquisition [Line Items]
Conversion ratio							132.13667
Newly issued ordinary shares (in shares) | shares					2,895,638
Percentage of ownership			74.00%
Percentage of ownership after transaction		60.00%
Pro forma, expense increase (decrease) | $					$ 24,926,000	$ 25,365,000
Churchill Sponsor LLC [Member]
Business Acquisition [Line Items]
Percentage of ownership			26.00%
Jersey
Business Acquisition [Line Items]
Total purchase price | $			$ 3,052,500
Newly issued ordinary shares (in shares) | shares			305,250,000
Newly issued shares value (in dollars per share) | $ / shares			$ 10.00
Warrants excluded from ownership calculation | shares			52,800,000
Compensatory options issued, excluded from ownership calculation (in shares) | shares			24,806,793
Ordinary shares owned by sponsor, excluded from ownership calculation (in shares) | shares			10,600,000
Jersey | Clarivate
Business Acquisition [Line Items]
Conversion ratio			132.13667
Decision Resources Group
Business Acquisition [Line Items]
Total purchase price | $	$ 964,997,000
Newly issued ordinary shares (in shares) | shares	2,895,638
Percentage of ownership after transaction	100.00%
Purchase price, net of cash | $	$ 900,000,000
Adjusted closing cash paid on the closing | $	6,100,000
Contingent consideration, liability | $	$ 58,897,000				60,084,000
Estimated fair value of contingent consideration | $					1,187,000
Acquisition cost expensed | $					$ 19,762,000
Company Owners | Jersey
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares			217,500,000
Value of Clarivate stock issued | $			$ 2,175,000
Churchill Public Shareholders
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares				68,999,999
Value of Clarivate stock issued | $				$ 690,000,000
Percentage of ownership				26.00%
Churchill Public Shareholders | Jersey
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares			68,999,999
Value of Clarivate stock issued | $			$ 690,000
Churchill Sponsor LLC [Member] | Jersey
Business Acquisition [Line Items]
Total purchase price | $			$ 187,500
Newly issued ordinary shares (in shares) | shares			17,250,000
Certain Investors
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares				1,500,000
Certain Investors | Jersey
Business Acquisition [Line Items]
Newly issued ordinary shares (in shares) | shares			1,500,000